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APPENDIX I

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  Read instructions at end of Form before preparing Form. Please print or type.

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
1.    NAME AND ADDRESS OF ISSUER:                                 MEMBERS Mutual Funds
                                                                  Post Office Box 8390
                                                                  Boston, MA 02266-8390

2.    THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR
      WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED
      FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER,
      CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES):           [X]

3.    INVESTMENT COMPANY ACT FILE NUMBER:                         811-08261

      SECURITIES ACT FILE NUMBER:                                 333-29511

4(A). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:       October 31, 2006

4(B). [ ] CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E.,
          MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE
          ISSUER'S FISCAL YEAR). (SEE INSTRUCTION A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(C). [ ] CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL
          BE FILING THIS FORM.
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
5.    CALCULATION OF REGISTRATION FEE:

      (I)    AGGREGATE SALE PRICE OF SECURITIES SOLD DURING
             THE FISCAL YEAR PURSUANT TO SECTION 24(F):           $230,451,495
                                                                  ------------
      (II)   AGGREGATE PRICE OF SECURITIES REDEEMED OR
             REPURCHASED DURING THE FISCAL YEAR:                  $306,205,223
                                                                  ------------
      (III)  AGGREGATE PRICE OF SECURITIES REDEEMED OR
             REPURCHASED DURING ANY PRIOR FISCAL YEAR ENDING
             NO EARLIER THAN OCTOBER 11, 1995 THAT WERE NOT
             PREVIOUSLY USED TO REDUCE REGISTRATION FEES
             PAYABLE TO THE COMMISSION:                           $ 17,600,802
                                                                  ------------
      (IV)   TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM
             5(II) AND 5(III):                                    $323,806,025
                                                                  ------------
      (V)    NET SALES - IF ITEM 5(I) IS GREATER THAN ITEM
             5(IV) [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:          $          0
                                                                  ------------
      (VI)   REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE
             YEARS - IF ITEM 5(I) IS LESS THAN ITEM 5(IV)
             [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:                $ 93,354,530
                                                                  ------------
      (VII)  MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
             INSTRUCTION C.9):                                  x $  0.0000307
                                                                  ------------
      (VIII) REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY ITEM
             5(VII)] (ENTER 'O' IF NO FEE IS DUE):              = $          0
                                                                  ------------

6.    PREPAID SHARES

If the response to item 5(I) was determined by deducting an
amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect
before [effective date of rescission of rule 24e-2], then
report the amount of securities (number of shares or other
units) deducted here: __________. If there is a number of
shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for
which this form is filed that are available for use by the
issuer in future fiscal years, then state that number here:
__________.

7.    'INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN
      90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR (SEE
      INSTRUCTION D):                                           + $          0
                                                                  ------------
8.    TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS
      ANY INTEREST DUE [LINE 5(VII) PLUS LINE 7]:               = $          0
                                                                  ------------
9.    DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS
      SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY:

      Method of Delivery:   [ ] Wire Transfer
                                [NOTE NEED TO CHECK THIS BOX]
                            [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title.)* /s/ Holly S. Baggot                     Date: 1/23/07
                           -------------------------------------
                           Holly S. Baggot,
                           Secretary and Assistant Treasurer

*    Please print the name and title of the signing officer below the signature.